Parent - only financial statements (Tables) - Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
CONDENSED BALANCE SHEETS

NANO LABS LTD

CONDENSED BALANCE SHEETS

(all amounts in RMB and US$, except number of shares or as otherwise noted)

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS/(LIABILITIES)
Cash and cash equivalents	88,571	25,769	3,700
Short-term investments	31,878,500	—	—
Prepayments	374,120	—	—
Due from intercompany	168,505,129	380,321,338	54,607,780
Investment in subsidiaries	(225,380,481)	(215,932,707)	(31,004,323)
Other payables	(127,514)	—	—
TOTAL ASSETS (LIABILITIES)	(24,661,675)	164,414,400	23,607,157
SHAREHOLDERS’ EQUITY (DEFICIT)
Shareholders’ equity (deficit):
Ordinary shares ($0.0001 par value; 500,000,000 and 200,000,000 shares authorized as of December 31, 2021 and December 31, 2022, respectively; 103,790,000 and nil shares issued and outstanding as of December 31, 2021 and December 31, 2022, respectively)	66,970	—	—
Class A ordinary shares ($0.0001 par value; 242,821,846 shares authorized; nil and 54,318,514 shares issued and outstanding as of December 31, 2021 and December 31, 2022, respectively)	—	35,425	5,086
Class B ordinary shares ($0.0001 par value; 57,178,154 shares authorized; nil and 57,178,154 shares issued and outstanding as of December 31, 2021 and December 31, 2022, respectively)	—	36,894	5,297
Additional paid-in capital	201,418,380	354,803,564	50,943,854
Accumulated deficit	(223,679,698)	(199,207,921)	(28,602,923)
Statutory reserves	—	6,647,109	954,414
Accumulated other comprehensive income (loss)	(2,467,327)	2,099,329	301,429
TOTAL NANO LABS LTD SHAREHOLDERS’ EQUITY (DEFICIT)	(24,661,675)	164,414,400	23,607,157

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

NANO LABS LTD

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

(all amounts in RMB and US$, except number of shares or as otherwise noted)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating expenses:
Selling and marketing expenses	—	980	—	—
General and administrative expenses	—	306,775	5,822,906	836,072
Total operating expenses	—	307,755	5,822,906	836,072
Loss from operations	—	(307,755)	(5,822,906)	(836,072)
Finance income	—	—	66,144	9,497
Investment income	—	—	53,809	7,726
Income (loss) from investment in subsidiaries	(37,704,077)	(174,636,729)	36,821,839	5,287,000
Net income (loss) attributable to Nano Labs Ltd	(37,704,077)	(174,944,484)	31,118,886	4,468,151
Comprehensive income (loss):
Net income (loss)	(37,704,077)	(174,944,484)	31,118,886	4,468,151
Other comprehensive income (loss)
Foreign currency translation adjustment	—	(2,467,327)	4,566,656	655,695
Total comprehensive income (loss) attributable to Nano Labs Ltd	(37,704,077)	(177,411,811)	35,685,542	5,123,846

CONDENSED STATEMENTS OF CASH FLOWS

NANO LABS LTD

CONDENSED STATEMENTS OF CASH FLOWS

(all amounts in RMB and US$, except number of shares or as otherwise noted)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	—	(535,017)	3,911,561	561,635
Net cash used in investing activities	—	(201,554,446)	(155,900,936)	(22,384,765)
Net cash provided by financing activities	—	201,251,124	144,043,186	20,682,191
Effect of exchange rate changes on cash and cash equivalents	—	926,910	7,883,387	1,131,921
Net increase (decrease) in cash and cash equivalents	—	88,571	(62,802)	(9,018)
Cash and cash equivalents at beginning of the year	—	—	88,571	12,718
Cash and cash equivalents at end of the year	—	88,571	25,769	3,700